Borrowings - Senior and Ship Mortgage Notes Navios Holdings and Navios Logistics (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	7 Months Ended	11 Months Ended		12 Months Ended
	Jan. 28, 2011	Mar. 12, 2013	Apr. 12, 2011	Apr. 22, 2014	Jul. 31, 2012	Nov. 29, 2013	Nov. 30, 2009	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Amount used for repayment of debt								$ 35,987
Gain/ (Loss) on bond and debt extinguishment								0	$ (27,281)	$ (37,136)
Senior Notes due 2019
Debt Instrument [Line Items]
Face amount at issuance date	$ 350,000
Issuance date/Date of agreement	Jan. 28, 2011
Fixed interest rate	8.125%
Amount oustanding								350,000	350,000
Redemption price percentage	104.063%
Senior Notes due 2019 | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage	101.00%
Senior Notes due 2019 | Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date		$ 90,000	$ 200,000
Issuance date/Date of agreement		Mar. 12, 2013	Apr. 12, 2011
Fixed interest rate			9.25%
Maturity date			Apr. 15, 2019
Debt instrument price premium		103.75%
Gain/ (Loss) on bond and debt extinguishment									(27,281)
Senior Notes due 2019 | Navios Logistics | Accelerated amortization of the deferred finance costs
Debt Instrument [Line Items]
Loss relating to the accelerated amortization of unamortized deferred finance costs									(7,881)
Senior Notes due 2019 | Navios Logistics | Accelerated amortization of the 2019 Senior Notes Premium
Debt Instrument [Line Items]
Gain / (Loss) relating to cash payments for transaction fees and expenses									3,095
Senior Notes due 2019 | Navios Logistics | Transaction fees and expenses
Debt Instrument [Line Items]
Gain/ (Loss) on bond and debt extinguishment									(22,495)
2022 Notes
Debt Instrument [Line Items]
Face amount at issuance date						$ 650,000
Issuance date/Date of agreement						Nov. 29, 2013
Fixed interest rate						7.375%
Amount oustanding								650,000	650,000
Gain/ (Loss) on bond and debt extinguishment						$ (37,136)
2022 Notes | From issuance date to January 14, 2017
Debt Instrument [Line Items]
Redemption price percentage						100.00%
2022 Notes | On or after January 15, 2017
Debt Instrument [Line Items]
Redemption price percentage						105.531%
2022 Notes | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage						101.00%
2022 Notes | Accelerated Amortization
Debt Instrument [Line Items]
Loss relating to the accelerated amortization of unamortized deferred finance costs						$ 12,142
2022 Notes | Indebtedness in connection with six vessels added as collateral
Debt Instrument [Line Items]
Amount used for repayment of debt						123,257
2022 Notes | Transaction fees and expenses
Debt Instrument [Line Items]
Gain / (Loss) relating to cash payments for transaction fees and expenses						(24,994)
2022 Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date				$ 375,000
Issuance date/Date of agreement				Apr. 22, 2014
Fixed interest rate				7.25%
Amount oustanding								$ 375,000	$ 375,000
Maturity date				May 01, 2022
Maximum dividend percentage				6.00%
2022 Senior Notes | Navios Logistics | From issuance date to April 30, 2017
Debt Instrument [Line Items]
Redemption price percentage				100.00%
2022 Senior Notes | Navios Logistics | On or after May 1, 2017
Debt Instrument [Line Items]
Redemption price percentage				105.438%
2022 Senior Notes | Navios Logistics | Redemption using net proceeds of equity offering | From issuance date to April 30, 2017
Debt Instrument [Line Items]
Redemption price percentage				107.25%
2022 Senior Notes | Navios Logistics | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage				101.00%
2022 Senior Notes | Navios Logistics | Minimum | Redemption using net proceeds of equity offering | From issuance date to April 30, 2017
Debt Instrument [Line Items]
Percentage of principal amount of debt outstanding after redemption				65.00%
2022 Senior Notes | Navios Logistics | Maximum | Redemption using net proceeds of equity offering | From issuance date to April 30, 2017
Debt Instrument [Line Items]
Percentage of principal amount redeemed				35.00%
2022 Senior Notes | All subsidiaries of Navios Logistics
Debt Instrument [Line Items]
Percentage of ownership								100.00%
2017 Notes
Debt Instrument [Line Items]
Face amount at issuance date					$ 88,000		$ 400,000
Issuance date/Date of agreement					Jul. 31, 2012		Nov. 30, 2009
Fixed interest rate							8.875%
Amount oustanding						$ 0
Maturity date							Nov. 01, 2017